Balance Sheets (Parentheticals) - shares	Apr. 30, 2023	Apr. 30, 2022
Statement of Financial Position [Abstract]
Ordinary shares, shares authorized	55,300,000	55,300,000
Ordinary shares, shares issued	13,839,400	13,839,400
Ordinary shares, shares outstanding	13,839,400	13,839,400